Income Taxes - Schedule of income tax provision (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current tax expense (benefit)
Federal					$ 0	$ 0	$ (99)
State					80	(85)	(150)
Total current expense (benefit)					80	(85)	(249)
Deferred tax expense (benefit)
Federal					755	475	(8,143)
State					226	376	(1,565)
Total deferred tax expense (benefit)			$ (24,281)	$ 888	981	851	(9,708)
Total provision for income taxes	$ 1,673	$ (958)	$ 24,231	$ (5,412)	$ (1,061)	$ (766)	$ 9,957